Tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Tax liabilities
Tax liabilities at beginning of fiscal year	€ 3,853	€ 975	€ 4,666
Additions	11,476	3,673	683
Utilizations	(466)	(795)	(4,374)
Releases	(570)
Tax liabilities at end of fiscal year	€ 14,293	€ 3,853	€ 975